Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000229483 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000229483 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229483 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229483 | 883556102 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229483 | 58155Q103 | McKesson Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229483 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229483 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229483 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229483 | 126408103 | CSX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229483 | 443510607 | Hubbell, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229483 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000229483 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229481 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000229481 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229481 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229481 | 883556102 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229481 | 58155Q103 | McKesson Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229481 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229481 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229481 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229481 | 126408103 | CSX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229481 | 443510607 | Hubbell, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229481 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000229481 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240108 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000240108 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240108 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240108 | 883556102 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240108 | 58155Q103 | McKesson Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240108 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240108 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240108 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240108 | 126408103 | CSX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240108 | 443510607 | Hubbell, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240108 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000240108 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232438 | 126408103 | CSX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232438 | 573874104 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232438 | 92276F100 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232438 | 705573103 | Pegasystems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232438 | 127190304 | CACI International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232438 | 445658107 | J.B. Hunt Transport Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232438 | 674215207 | Chord Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232438 | 125896100 | CMS Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232438 | 026874784 | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232438 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232438 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000232438 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229480 | 84472E102 | SouthState Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229480 | 229899109 | Cullen/Frost Bankers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229480 | 451107106 | IDACORP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229480 | 00790R104 | Advanced Drainage Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229480 | 81725T100 | Sensient Technologies Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229480 | 000361105 | AAR Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229480 | 97650W108 | Wintrust Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229480 | 695156109 | Packaging Corporation of America
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229480 | 553498106 | MSA Safety, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229480 | 71424F105 | Permian Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229480 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000229480 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229479 | 84472E102 | SouthState Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229479 | 229899109 | Cullen/Frost Bankers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229479 | 451107106 | IDACORP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229479 | 00790R104 | Advanced Drainage Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229479 | 81725T100 | Sensient Technologies Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229479 | 000361105 | AAR Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229479 | 97650W108 | Wintrust Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229479 | 695156109 | Packaging Corporation of America
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229479 | 553498106 | MSA Safety, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229479 | 71424F105 | Permian Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229479 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000229479 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229476 | 04956D107 | Atmus Filtration Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229476 | 300426103 | Everus Construction Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229476 | 78454L100 | SM Energy Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229476 | 811707801 | Seacoast Banking Corporation of Florida
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229476 | 06652V208 | Banner Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229476 | 91704F104 | Urban Edge Properties
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229476 | 35086T109 | Four Corners Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229476 | 98585X104 | YETI Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229476 | 22002T108 | COPT Defense Properties
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229476 | 854231107 | Standex International Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229476 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000229476 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229475 | 04956D107 | Atmus Filtration Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229475 | 300426103 | Everus Construction Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229475 | 78454L100 | SM Energy Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229475 | 811707801 | Seacoast Banking Corporation of Florida
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229475 | 06652V208 | Banner Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229475 | 91704F104 | Urban Edge Properties
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229475 | 35086T109 | Four Corners Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229475 | 98585X104 | YETI Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229475 | 22002T108 | COPT Defense Properties
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229475 | 854231107 | Standex International Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229475 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000229475 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229478 | 04956D107 | Atmus Filtration Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229478 | 300426103 | Everus Construction Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229478 | 78454L100 | SM Energy Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229478 | 811707801 | Seacoast Banking Corporation of Florida
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229478 | 06652V208 | Banner Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229478 | 91704F104 | Urban Edge Properties
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229478 | 35086T109 | Four Corners Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229478 | 98585X104 | YETI Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229478 | 22002T108 | COPT Defense Properties
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229478 | 854231107 | Standex International Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229478 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000229478 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229477 | 04956D107 | Atmus Filtration Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229477 | 300426103 | Everus Construction Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229477 | 78454L100 | SM Energy Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229477 | 811707801 | Seacoast Banking Corporation of Florida
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229477 | 06652V208 | Banner Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229477 | 91704F104 | Urban Edge Properties
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229477 | 35086T109 | Four Corners Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229477 | 98585X104 | YETI Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229477 | 22002T108 | COPT Defense Properties
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229477 | 854231107 | Standex International Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229477 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000229477 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229075 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229075 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229075 | 883556102 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229075 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229075 | 443510607 | Hubbell, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229075 | 92276F100 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229075 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000229075 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229075 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229075 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229075 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000229075 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229074 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229074 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229074 | 883556102 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229074 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229074 | 443510607 | Hubbell, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229074 | 92276F100 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229074 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000229074 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229074 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229074 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229074 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000229074 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229473 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229473 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229473 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229473 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229473 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229473 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229473 | 50077B207 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229473 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229473 | 912810UK2 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229473 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229473 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000229473 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229473 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229473 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000229473 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000229473 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000229473 | InvestmentType_Foreign Governments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229473 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229473 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000229474 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229474 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229474 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229474 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229474 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229474 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229474 | 50077B207 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229474 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229474 | 912810UK2 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229474 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229474 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000229474 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229474 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229474 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000229474 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000229474 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000229474 | InvestmentType_Foreign Governments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229474 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229474 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000229472 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229472 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229472 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229472 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229472 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229472 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229472 | 50077B207 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229472 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229472 | 912810UK2 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229472 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229472 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000229472 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229472 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229472 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000229472 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000229472 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000229472 | InvestmentType_Foreign Governments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229472 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229472 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000240107 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240107 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240107 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240107 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240107 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240107 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240107 | 50077B207 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240107 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240107 | 912810UK2 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240107 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240107 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000240107 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240107 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240107 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240107 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000240107 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240107 | InvestmentType_Foreign Governments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000240107 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240107 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000229469 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229469 | 50077B207 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229469 | WNZ5 COM_20251222 | CME Ultra Long Term U.S. Treasury Bond Future
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000229469 | UXYZ5 COM_20251222 | 10-Year U.S. Treasury Note Future
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000229469 | ECZ5 CUR_20251216 | CME Euro Foreign Exchange Currency Future
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229469 | 665531AL3 | Northern Oil & Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229469 | 451102CK1 | Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229469 | 345370CA6 | Ford Motor Credit Company, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229469 | 12543DBN9 | Community Health Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229469 | 62844JAE8 | Muvico, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229469 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000229469 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000229469 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229469 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000229469 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000229469 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229469 | InvestmentType_Foreign Governments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229469 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229469 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229469 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229470 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229470 | 50077B207 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229470 | WNZ5 COM_20251222 | CME Ultra Long Term U.S. Treasury Bond Future
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000229470 | UXYZ5 COM_20251222 | 10-Year U.S. Treasury Note Future
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000229470 | ECZ5 CUR_20251216 | CME Euro Foreign Exchange Currency Future
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229470 | 665531AL3 | Northern Oil & Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229470 | 451102CK1 | Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229470 | 345370CA6 | Ford Motor Credit Company, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229470 | 12543DBN9 | Community Health Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229470 | 62844JAE8 | Muvico, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229470 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000229470 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000229470 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229470 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000229470 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000229470 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229470 | InvestmentType_Foreign Governments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229470 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229470 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229470 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229466 | FVZ5 COM_20260102 | 5-Year U.S. Treasury Note Future
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000229466 | 833445AD1 | Snowflake, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229466 | 007973AE0 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229466 | 01609WBG6 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229466 | 02043QAB3 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229466 | 70202LAD4 | Parsons Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229466 | 958102AT2 | Western Digital Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229466 | 671044AF2 | OSI Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229466 | 81180WBL4 | Seagate HDD Cayman
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229466 | 462222AF7 | Ionis Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229466 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000229466 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000229466 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000229466 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000229466 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000229467 | FVZ5 COM_20260102 | 5-Year U.S. Treasury Note Future
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000229467 | 833445AD1 | Snowflake, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229467 | 007973AE0 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229467 | 01609WBG6 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229467 | 02043QAB3 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229467 | 70202LAD4 | Parsons Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229467 | 958102AT2 | Western Digital Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229467 | 671044AF2 | OSI Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229467 | 81180WBL4 | Seagate HDD Cayman
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229467 | 462222AF7 | Ionis Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229467 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000229467 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000229467 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000229467 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000229467 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000229465 | FVZ5 COM_20260102 | 5-Year U.S. Treasury Note Future
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000229465 | 833445AD1 | Snowflake, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229465 | 007973AE0 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229465 | 01609WBG6 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229465 | 02043QAB3 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229465 | 70202LAD4 | Parsons Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229465 | 958102AT2 | Western Digital Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229465 | 671044AF2 | OSI Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229465 | 81180WBL4 | Seagate HDD Cayman
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229465 | 462222AF7 | Ionis Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229465 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000229465 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000229465 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000229465 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000229465 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237961 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000237961 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000237961 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000237961 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000237961 | 87807B107 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000237961 | 29250N105 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237961 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237961 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237961 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237961 | B3SGMV5 | Keyera Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237961 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237961 | InvestmentType_Affiliated Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237961 | InvestmentType_Master Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000237961 | InvestmentType_MLP Related Companies
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000237964 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000237964 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000237964 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000237964 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000237964 | 87807B107 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000237964 | 29250N105 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237964 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237964 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237964 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237964 | B3SGMV5 | Keyera Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237964 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237964 | InvestmentType_Affiliated Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237964 | InvestmentType_Master Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000237964 | InvestmentType_MLP Related Companies
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000237963 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000237963 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000237963 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000237963 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000237963 | 87807B107 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000237963 | 29250N105 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237963 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237963 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237963 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237963 | B3SGMV5 | Keyera Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237963 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237963 | InvestmentType_Affiliated Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237963 | InvestmentType_Master Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000237963 | InvestmentType_MLP Related Companies
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000237962 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000237962 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000237962 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000237962 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000237962 | 87807B107 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000237962 | 29250N105 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237962 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237962 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237962 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237962 | B3SGMV5 | Keyera Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237962 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237962 | InvestmentType_Affiliated Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237962 | InvestmentType_Master Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000237962 | InvestmentType_MLP Related Companies
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000237966 | 22002T108 | COPT Defense Properties
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237966 | 442487112 | Hovnanian Enterprises, Inc., 7.63%
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237966 | 48251K209 | KKR Real Estate Finance Trust, Inc., 6.50%
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237966 | 22948Q200 | CTO Realty Growth, Inc., 6.38%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237966 | 74965L200 | RLJ Lodging Trust, 7.80%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237966 | 529043309 | LXP Industrial Trust, 6.50%
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237966 | 70509V886 | Pebblebrook Hotel Trust, 5.70%
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237966 | 26884U307 | EPR Properties, 9.00%
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237966 | 637870205 | National Storage Affiliates Trust, 6.00%
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237966 | 804395804 | Saul Centers, Inc., 6.13%
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237966 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237966 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237966 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237966 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237966 | Banking
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237966 | Mortgage
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237966 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237966 | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237966 | Shopping Centers
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237966 | Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237966 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000237966 | Office
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237966 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000237966 | Storage
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000237966 | Specialized
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000237966 | Residential
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000237966 | Hotels
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000237966 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000237966 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000237966 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000237968 | 22002T108 | COPT Defense Properties
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237968 | 442487112 | Hovnanian Enterprises, Inc., 7.63%
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237968 | 48251K209 | KKR Real Estate Finance Trust, Inc., 6.50%
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237968 | 22948Q200 | CTO Realty Growth, Inc., 6.38%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237968 | 74965L200 | RLJ Lodging Trust, 7.80%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237968 | 529043309 | LXP Industrial Trust, 6.50%
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237968 | 70509V886 | Pebblebrook Hotel Trust, 5.70%
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237968 | 26884U307 | EPR Properties, 9.00%
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237968 | 637870205 | National Storage Affiliates Trust, 6.00%
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237968 | 804395804 | Saul Centers, Inc., 6.13%
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237968 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237968 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237968 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237968 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237968 | Banking
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237968 | Mortgage
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237968 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237968 | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237968 | Shopping Centers
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237968 | Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237968 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000237968 | Office
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237968 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000237968 | Storage
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000237968 | Specialized
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000237968 | Residential
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000237968 | Hotels
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000237968 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000237968 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000237968 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000237951 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000237951 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	67.10%
C000237952 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000237952 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	67.10%
C000237949 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000237949 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	67.10%
C000237956 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	87.90%
C000237956 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000237956 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237953 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	87.90%
C000237953 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000237953 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237955 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	87.90%
C000237955 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000237955 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248453 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000248453 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000248453 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000248453 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000248453 | 87807B107 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000248453 | 29250N105 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000248453 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000248453 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000248453 | 706327103 | Pembina Pipeline Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000248453 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000248452 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000248452 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000248452 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000248452 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000248452 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000248452 | 56585A102 | Marathon Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000248452 | 91913Y100 | Valero Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248452 | 718546104 | Phillips 66
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248452 | 26875P101 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000248452 | 806857108 | Schlumberger Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000248486 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248486 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000248486 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000248486 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000248486 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000248486 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000248486 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000248486 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248486 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000248486 | 38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000248486 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000248486 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000248486 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000248486 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000248486 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000248486 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000248486 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000248486 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000248486 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000248486 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000248486 | United States
Holdings [Line Items]
Percent of Net Asset Value	78.80%